FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  February 15, 2006



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  53


Form 13F Information Table Value Total:  357.842
                                        (thousands)



List of Other Included Managers:


NONE














Name of 		 Title    Cusip       Value   Shares   Disc  Other  Voting
Issuer		 of Class		    x$1000)   		   Mgrs
ARAMARK            Common 	 038521100   6724	242065	Sole  None   Sole
AUTO DATA PROCESS	 Common   053015103   6758	147239   Sole  None   Sole
BANK OF AMERICA 	 Common   060505104   205	4443	   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287226   36347	361344   Sole  None   Sole
BARCLAY GLBL INV	 EFT      464287234   18030	204307   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464286848   18338	1356400  Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287705   17902	253966   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287606   16664	220374   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287564   716	9576	   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287804   14156	244921   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287879   29509	461948   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287200   693	5560	   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287622   452	6684	   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287846   4596	75963	   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287465   17283	290816   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    464287457   5265	65651	   Sole  None   Sole
BARCLAY GLBL INV	 EFT	    922908637   9760	175903   Sole  None   Sole
BAXTER INTL	       Common   71813109    6828	181360   Sole  None   Sole
CAPITAL ONE 	 Common   14040H105   7297	84457	   Sole  None   Sole
CARNIVAL CORP	 Common   143658300   7229	135199   Sole  None   Sole
CENDANT CORP   	 Common   151313103   4408	255559   Sole  None   Sole
CHEVRON CORP	 Common   166764100   6967	122728   Sole  None   Sole
CISCO SYSTEMS INC  Common   17275R102   519	30341	   Sole  None   Sole
COCA COLA 	       Common   191216100   5709	141629   Sole  None   Sole
COMPUTRZD THERML 	 Common   20557C108   0	      10000	   Sole  None   Sole
COSTCO WHSL 	 Common   22160K105   7110	143727   Sole  None   Sole
DISNEY WALT CO   	 Common   254687106   6054	252583   Sole  None   Sole
FIFTH THIRD BANC	 Common   316773100   5351	141880   Sole  None   Sole
FIRST DATA CORP	 Common   319963104   7187	167110   Sole  None   Sole
GANNETT CO INC 	 Common   364730101   5191	85713	   Sole  None   Sole
GAP INC   	       Common   364760108   5453	309175   Sole  None   Sole
GENERAL ELECTRIC	 Common   369604103   6812	194378   Sole  None   Sole
HOME DEPOT INC   	 Common   437076102   6705	165637   Sole  None   Sole
IMMUNOMEDICS INC   Common   452907108   104	35800	   Sole  None   Sole
INTEL CORP   	 Common   458140100   3111	124678   Sole  None   Sole
JOHNSON & JOHNSON  Common   478160104   6363	105878   Sole  None   Sole
LAB CP OF AMER 	 Common   50540R409   7518	139622   Sole  None   Sole
LEHMAN BROS	       Pref     524908720   1991	75868	   Sole  None   Sole
MC DONALDS CORP    Common   580135101   7381	218898   Sole  None   Sole
MICROSOFT CORP     Common   594918104   6318	241611   Sole  None   Sole
NASDAQ	       EFT	    631100104   333	8254	   Sole  None   Sole
ORACLE CORP	       Common   68389X105   166	13614	   Sole  None   Sole
PFIZER INC	       Common   717081103   11760	504304   Sole  None   Sole
QUALCOMM INC   	 Common   747525103   244	5676	   Sole  None   Sole
ROYAL BK SCOT	 Pref	    780097796   3408	134075   Sole  None   Sole
SANDISK CORP   	 Common   80004C101   416	6627	   Sole  None   Sole
STRYKER CORP   	 Common   863667101   6146	138346   Sole  None   Sole
SUN MICROSYSTEMS 	 Common   866810104   60	14340	   Sole  None   Sole
SYMANTEC CORP   	 Common   871503108   315	18008	   Sole  None   Sole
UNTD SEC BNKSHRS 	 Common   911460103   926	30371	   Sole  None   Sole
VIACOM 	       Common   92553P201   4961	152180   Sole  None   Sole
WELLS FARGO 	 Pref	    94976Y207   3644	144174   Sole  None   Sole